Fair Value Measurements - Schedule of Activity for those Items Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Beginning Balance	$ 5,412		$ 2,098		$ 3,024		$ 22,916		$ 23,484
Contributions							1,734		1,128
Mark to market valuation adjustment	4,086		3,845		(268)		(19,385)		603
Net loss attributable to noncontrolling interest	(754)		(531)		(658)		(2,241)		(2,299)
Ending Balance	8,744		5,412		2,098		3,024		22,916
Redeemable noncontrolling interest [Member]
Beginning Balance	5,412	[1]	2,098	[1]	3,024	[1]	18,621	[1]	8,884
Contributions							1,734	[1]	1,128
Mark to market valuation adjustment	4,086	[1]	3,845	[1]	(268)	[1]	(15,090)	[1]	10,908
Net loss attributable to noncontrolling interest	(754)	[1]	(531)	[1]	(658)	[1]	(2,241)	[1]	(2,299)
Ending Balance	8,744	[1]	5,412	[1]	2,098	[1]	3,024	[1]	18,621	[1]
Embedded derivative [Member]
Beginning Balance							4,295		14,600
Mark to market valuation adjustment							(4,295)		(10,305)
Ending Balance									$ 4,295

[1]	In accordance with FASB ASC Topic 480, Distinguishing Liabilities from Equity ("FASB ASC 480"), regarding the classification and measurement of redeemable securities, we marked to market the fair value of the noncontrolling interest in our joint venture investment in New Dawn.